Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue

18.Revenue

The following table summarizes the Group’s revenues recognized at a point in time or over time:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue recognized at a point in time	31,824,262	51,483,334	75,768,910
Revenue recognized over time	75,186	189,284	143,741
Total	31,899,448	51,672,618	75,912,651

The Group’s contract liabilities mainly consist of payments received from customers before the transfer of goods and services to its customers. The following table shows a reconciliation in the current reporting period related to accounts receivable and current and non-current contract liabilities:

		Contract
		liabilities,
	Accounts	current and
	receivable	non-current
	RMB	RMB
Balance as of January 1, 2022	24,208	66,527
Increase, net	134,373	358,961
Balance as of December 31, 2022	158,581	425,488
Increase, net	945,869	287,610
Balance as of December 31, 2023	1,104,450	713,098
Increase (decrease), net	639,884	(409,283)
Ending Balance as of December 31, 2024	1,744,334	303,815

Current contract liabilities are reported as accruals and other current liabilities and amount due to related parties on consolidated balance sheets and amounted to RMB288,282, RMB497,729 and RMB241,091 as of December 31, 2022, 2023 and 2024, respectively. The remaining non-current contract liabilities are reported as other non-current liabilities on consolidated balance sheets and amounted to RMB137,206, RMB215,369 and RMB62,724 as of December 31, 2022, 2023 and 2024, respectively.

Revenues with amount of RMB52,639, RMB288,282 and RMB497,729, were recognized in the years ended December 31, 2022, 2023 and 2024, respectively, which were included in the balance of contract liabilities at the beginning of each year.

Remaining unsatisfied performance obligations that will be recognized as revenue by the Group within the following 12 months are RMB241,091 as of December 31, 2024, with the remainder recognized thereafter.